Interests in joint ventures (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of Changes in Groups Investment in a Joint Venture	The following table provides the change in the Group’s investment in joint venture for its 50% ownership of Alvotech & CCHT Biopharmaceutical Co., Ltd. (the “joint venture” or “JVCO”) during the six months ended 30 June 2023 (in thousands):
30 June 2023
Balance at 1 January	48,568
Share in losses	(2,706)
Translation difference	(2,249)
43,613